S000005560 [Member] Expense Example - Nuveen Nebraska Municipal Bond Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 500
Expense Example, with Redemption, 3 Years	688
Expense Example, with Redemption, 5 Years	904
Expense Example, with Redemption, 10 Years	1,526
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	397
Expense Example, with Redemption, 10 Years	918
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	165
Expense Example, with Redemption, 3 Years	529
Expense Example, with Redemption, 5 Years	930
Expense Example, with Redemption, 10 Years	$ 2,051